Organization and Principal Activities (Details) - USD ($)	Nov. 24, 2021	Nov. 04, 2020	Dec. 30, 2016	Dec. 31, 2021
SINA | Leju Holdings Limited
Major subsidiaries and the consolidated VIEs
Shares purchased from related party		24,475,251
Zhou Parties [Member] | Leju Holdings Limited
Major subsidiaries and the consolidated VIEs
Shares purchased from related party		51,925,996
E-House | Reportable Legal Entities | SINA
Major subsidiaries and the consolidated VIEs
Total ordinary shares repurchased, ordinary shares transferred (in shares)			40,651,187
Total cash consideration for repurchase of ordinary shares			$ 129,038,150
E-House Enterprise | Leju Holdings Limited
Major subsidiaries and the consolidated VIEs
Shares purchased from related party		76,401,247
Shanghai SINA Leju
Major subsidiaries and the consolidated VIEs
Ownership percentage				100.00%
City RE-House
Major subsidiaries and the consolidated VIEs
Ownership percentage				100.00%
Shanghai Yi Yue
Major subsidiaries and the consolidated VIEs
Ownership percentage				100.00%
Beijing Maiteng
Major subsidiaries and the consolidated VIEs
Ownership percentage				84.00%
E-House Enterprise | TM Home Limited [Member]
Major subsidiaries and the consolidated VIEs
Ownership percentage	70.23%
Shares purchased from related party	76,401,247
Alibaba Investment Limited | TM Home Limited [Member]
Major subsidiaries and the consolidated VIEs
Ownership percentage	29.77%